Derivative financial liability – current	6 Months Ended
Jun. 30, 2022
Derivative Financial Liability Current
Derivative financial liability – current

7.	Derivative financial liability – current

	As at 30 June 2022 unaudited £’000	As at 31 December 2021 £’000
At 1 January	553	1,559
Transfer to share premium on exercise of warrants	-	(70)
Gain recognised in finance income within the consolidated statement of comprehensive income	(398)	(936)
	155	553

Equity settled derivative financial liability is a liability that is not to be settled for cash.

On 16 February 2021 306,815 pre-existing warrants were exercised at $0.41. The gross proceeds received by the company was $126,561. The fair value of the warrants on the date of exercise was £70,339.

May 2020 warrants

In May 2020 the Company issued 9,545,456 warrants in the ordinary share capital of the Company as part of a registered direct offering in the US. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Monte Carlo model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. A key input in the valuation of the instrument is the Company share price. Exercise price per ADR is $2.05 and $2.0625.

October 2019 warrants

In October 2019 the Company issued 3,150,000 warrants in the ordinary share capital of the Company as part of a registered direct offering in the US. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those issued in May 2020. The financial liability is valued using the Monte Carlo model. The exercise price per ADR is $6.25.

DARA warrants and share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. The exercise price of the warrants and options is $61.03 and $95.17 respectively.

The following table details the outstanding warrants as at 30 June 2022, 31 December 2021 and also the movement in the period:

	At 1 January 2021	Lapsed	Exercised	At 31 December 2021	Lapsed	Exercised	At 30 June 2022
May 2020 grant	7,045,456	–	(306,815)	6,738,641	–	–	6,738,641
October 2019 grant	3,150,000	–	–	3,150,000	–	–	3,150,000
DARA Warrants	4,624	(544)	–	4,080	–	–	4,080
DARA Options	2,835	–	–	2,835	(13)	–	2,822

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value of the Group’s derivative financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined.

Financial liabilities	Fair value as at 30 June 2022	Fair value as at 31 December 2021	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – May 2020 Warrants	£146,000	£467,000	Level 3	Monte Carlo simulation model	Volatility rate of 105% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 3.39 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate between a range of 1.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – October 2019 Warrants	£9,000	£86,000	Level 3	Monte Carlo simulation model	Volatility rate of 108.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 3.00 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate between a range of 1.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – DARA Bioscience warrants and options	–	–	Level 3	Black-Scholes option pricing model	Volatility rate of 108.5%% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 0.4 years determined using the remaining life of the share options	The shorter the expected life the lower the fair value.
					Risk-free rate between a range of 1.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£155,000	£553,000

Changing the unobservable risk free rate input to the valuation model by 10% higher while all other variables were held constant, would not impact the carrying amount of shares (2021: nil).

There were no transfers between Level 1 and 2 in the period.

The financial liability measured at fair value on Level 3 fair value measurement represents consideration relating to warrants issued in May 2020 and October 2019 as part of Registered Direct offerings and also a business combination.